Share-Based Compensation (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022 shares	Mar. 31, 2021 shares	Apr. 30, 2020 shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jul. 31, 2021 shares	Sep. 29, 2021 $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number				224,818
Share-based Payment Arrangement, Noncash Expense | $ | $				$ 2,105	$ 1,854
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								1,438,720	430,467
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	447,283	45,313	184,270
Stock Issued During Period, Shares, New Issues		5,541,959
Stock Issued During Period, Shares, New Issues								931,874
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				110,080				1,063,428	317,188	113,279
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number				1,426,029				1,549,825	928,908
Part of Restricted Stock Units RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								1,008,253
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues				447,283				747,604
2019 Plan [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan				1,421,000
Number of tranches				4
2019 Plan [Member] | Management [Member] | Minimum [Member] | Incentive Stock [Member] | Second Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares | $ / shares				$ 8.00
Number of consecutive trading days				60 days				60 days
2019 Plan [Member] | Management [Member] | Minimum [Member] | Incentive Stock [Member] | Third Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares | $ / shares				$ 11.00
Number of consecutive trading days				60 days
2019 Plan [Member] | Management [Member] | Minimum [Member] | Incentive Stock [Member] | Fourth Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares | $ / shares				$ 14.00
Number of consecutive trading days				60 days
2019 Plan [Member] | Common Class A [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Maximum number of shares approved under Equity Incentive Plan				1,812,500
2019 Plan [Member] | Common Class A [Member] | Management [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan				1,421,000
Share-based Compensation, Grants in Period				61,625		17,720
2019 Plan [Member] | Common Class A [Member] | Management [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan				12,500
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments | $				$ 100,000
New 2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				110,080				55,175
New 2021 Plan [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of tranches							3
New 2021 Plan [Member] | Management [Member] | Minimum [Member] | Incentive Stock [Member] | Second Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares | $ / shares							$ 27.00
New 2021 Plan [Member] | Management [Member] | Minimum [Member] | Incentive Stock [Member] | Third Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares | $ / shares							$ 30.00
New 2021 Plan [Member] | Common Class A [Member] | Tranche A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Commenced date							Oct. 01, 2021
New 2021 Plan [Member] | Common Class A [Member] | Second and Third [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Commenced date							Sep. 30, 2025
New 2021 Plan [Member] | Common Class A [Member] | Management [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan							1,500,000
Share-based Compensation, Grants in Period							1,600,000
New 2021 Plan [Member] | Common Class A [Member] | Non Executive Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan							105,000